Exchange of the animal health business	12 Months Ended
Dec. 31, 2018
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Exchange of the animal health business

D.2. Exchange of the Animal Health Business

On January 1, 2017, Sanofi finalized the exchange of its Animal Health business for Boehringer Ingelheim’s Consumer Healthcare (CHC) business.

Consequently, and as required by IFRS 5 (see Note B.7.), all the assets and liabilities of the Animal Health business were classified in the line items Assets held for sale or exchange and Liabilities related to assets held for sale or exchange, respectively, in the consolidated balance sheet as of December 31, 2016. The net income/loss from that business was also presented separately in the consolidated income statement within the line item Net income/(loss) of the exchanged/held-for-exchange Animal Health business.

For detailed information about the contribution of the Animal Health business to the consolidated financial statements refer to Note D.36., “Exchanged/Held-for-Exchange Animal Health business”.

After final enterprise value adjustments, the exchange values of the two businesses transferred in 2017 were determined at €10,557 million for Sanofi’s Animal Health business and €6,239 million for Boehringer Ingelheim’s CHC business.

Divestment of the Animal Health Business

In 2017, Sanofi recognized a pre-tax gain of €6,343 million within the line item Net income of the exchanged/held-for-exchange Animal Health business, and an after-tax gain of €4,643 million.

Acquisition of Boehringer Ingelheim’s CHC Business

Goodwill on the acquisition amounted to €2,222 million, and represents (i) the capacity to draw on a specialized structure to refresh the existing product portfolio; (ii) the competencies of the staff transferred to Sanofi; (iii) the benefits derived from the creation of new growth platforms; and (iv) the expected future synergies and other benefits from combining the CHC operations of Boehringer Ingelheim and Sanofi.

The tax-deductible portion of goodwill amounted to €1,876 million.

Acquisition-related costs amounted to €10 million.

With effect from January 1, 2017, the performances of this portfolio (which generated sales of €1,407 million in 2017) are reflected in the consolidated net sales of the Consumer Healthcare segment.